UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21781

      Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 30

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Multi-Asset
Income Fund

NQ | October 31, 2017

Ticker Symbols:
Class A	PMAIX
Class C	PMACX
Class K	PMFKX
Class R	PMFRX
Class Y	PMFYX

Principal Amount USD ($)		Value

UNAFFILIATED ISSUERS - 97.6%
CONVERTIBLE CORPORATE BOND - 0.1% of Net Assets

CAPITAL GOODS - 0.1%
Electrical Components & Equipment - 0.1%
1,335,000(a)	General Cable Corp., 4.5%, 11/15/29	$ 1,282,434

	Total Capital Goods	$ 1,282,434
TOTAL CONVERTIBLE CORPORATE BOND
	(Cost $1,309,844)	$ 1,282,434
Shares

CONVERTIBLE PREFERRED STOCKS - 0.5% of Net Assets
BANKS - 0.4%
Diversified Banks - 0.4%
730(b)	Bank of America Corp., 7.25%	$ 946,781
1,876(b)	Wells Fargo & Co., 7.5%	2,457,560
	Total Banks	$ 3,404,341
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
Pharmaceuticals - 0.1%
1,325	Allergan Plc, 5.5%, 3/1/18	$ 852,889

	Total Pharmaceuticals, Biotechnology & Life Sciences	$ 852,889
TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $4,267,097)	$ 4,257,230

COMMON STOCKS - 43.9% of Net Assets
AUTOMOBILES & COMPONENTS - 0.8%
Auto Parts & Equipment - 0.2%
31,693	Valeo SA	$ 2,145,188

Tires & Rubber - 0.6%
114,000	Bridgestone Corp.	$ 5,403,984
	Total Automobiles & Components	$ 7,549,172

BANKS - 4.5%
Diversified Banks - 4.5%
127,140	Citigroup, Inc.	$ 9,344,790
97,725	JPMorgan Chase & Co.	9,832,112
3,576,200	Mitsubishi UFJ Financial Group, Inc.	23,981,817
	Total Banks	$ 43,158,719
CAPITAL GOODS - 1.0%
Heavy Electrical Equipment - 0.5%
293,600	Mitsubishi Electric Corp.	$ 4,987,365

Industrial Machinery - 0.0%†
3,071(c)(d)	Liberty Tire Recycling LLC	$ 31

Trading Companies & Distributors - 0.5%
33,497(c)	United Rentals, Inc.	$ 4,739,156
	Total Capital Goods	$ 9,726,552

CONSUMER DURABLES & APPAREL - 0.5%
Homebuilding - 0.3%
139,200	Sekisui Chemical Co., Ltd.	$ 2,786,326

Leisure Products - 0.2%
1,835,000	Honma Golf, Ltd. (144A)	$ 1,879,422
	Total Consumer Durables & Apparel	$ 4,665,748

CONSUMER SERVICES - 1.2%
Restaurants - 1.2%
971,726	Greene King Plc	$ 6,982,923
271,100	KOMEDA Holdings Co., Ltd.	4,608,736
	Total Consumer Services	$ 11,591,659
DIVERSIFIED FINANCIALS - 4.6%
Asset Management & Custody Banks - 3.9%
25,324	Affiliated Managers Group, Inc.	$ 4,722,926
430,102	Blackstone Group LP	14,318,096
368,592	Invesco, Ltd.	13,191,908
100,589	T Rowe Price Group, Inc.	9,344,718
$ 41,577,648
Consumer Finance - 0.2%
28,048	Discover Financial Services	$ 1,866,033
	Total Diversified Financials	$ 43,443,681

ENERGY - 3.6%
Integrated Oil & Gas - 3.3%
13,589	LUKOIL PJSC	$ 721,067
835,707	Rosneft Oil Co. PJSC (G.D.R.)	4,579,674
223,293	Royal Dutch Shell Plc, Class A	7,014,577
348,142	TOTAL SA	19,415,374
$ 31,730,692

	Shares		Value
		Oil & Gas Storage & Transportation - 0.3%
	60,573	Empresas Lipigas SA	$ 551,831
	76,236	Enterprise Products Partners LP	1,867,782
			$ 2,419,613
		Total Energy	$ 34,150,305

		FOOD, BEVERAGE & TOBACCO - 0.2%
		Distillers & Vintners - 0.2%
	181,131,086	Vina San Pedro Tarapaca SA	$ 2,019,996

		Total Food, Beverage & Tobacco	$ 2,019,996
		INSURANCE - 1.9%
		Multi-line Insurance - 1.9%
	8,316	Allianz SE	$ 1,931,331
	521,473	AXA SA	15,752,891
		Total Insurance	$ 17,684,222
		MATERIALS - 0.1%
		Commodity Chemicals - 0.1%
	1,030,638	Chevron Lubricants Lanka Plc	$ 811,764

		Steel - 0.0%†
	148(c)	ANR, Inc., Class C	$ 3,108
		Total Materials	$ 814,872

		MEDIA - 0.4%
		Advertising - 0.4%
	207,949	WPP Plc	$ 3,684,757

		Total Media	$ 3,684,757
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
		Biotechnology - 1.5%
	159,115	Gilead Sciences, Inc.	$ 11,927,261
	45,679	Shire Plc	2,257,732
			$ 14,184,993

		Pharmaceuticals - 5.4%
	175,039	Novartis AG	$ 14,417,040
	1,064,523	Pfizer, Inc.	37,322,176
			$ 51,739,216
		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 65,924,209

		REAL ESTATE - 4.5%
		Health Care REIT - 0.3%
	1,428,337	Primary Health Properties Plc	$ 2,248,253

		Hotel & Resort REITs - 0.3%
	2,000	Invincible Investment Corp., Class REIT	$ 810,870
	2,500	Japan Hotel Real Estate Investment Corp., Class A	1,651,203
			$ 2,462,073

		Industrial REITs - 1.3%
	4,606,700	Mapletree Industrial Trust	$ 6,559,746
	6,203,530	Mapletree Logistics Trust	5,782,797
			$ 12,342,543

		Office REIT - 0.6%
	426,341	alstria office REIT-AG	$ 6,037,234

		Real Estate Development - 1.0%
	533,841	TAG Immobilien AG	$ 9,182,719

		Real Estate Operating Companies - 0.2%
	29,467	Castellum AB	$ 472,929
	73,540	Grand City Properties SA	1,576,403
	37,030	Hemfosa Fastigheter AB, Class Preferen	450,047
			$ 2,499,379

		Retail REIT - 0.8%
	169,523	Wereldhave NV	$ 7,705,240
		Total Real Estate	$ 42,477,441

		SOFTWARE & SERVICES - 3.6%
		Internet Software & Services - 0.5%
	172,671(c)	Rocket Internet SE (144A)	$ 4,407,453

		IT Consulting & Other Services - 1.8%
	2,276,000	Fujitsu, Ltd.	$ 17,582,678

		Systems Software - 1.3%
	146,242	Microsoft Corp.	$ 12,164,410
		Total Software & Services	$ 34,154,541

		TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
		Communications Equipment - 1.5%
	1,772,000	Accton Technology Corp.	$ 5,714,991
	258,133	Cisco Systems, Inc.	8,815,242
			$ 14,530,233

		Computer Storage & Peripherals - 1.0%
	56,881	Apple, Inc.	$ 9,615,164

		Electronic Manufacturing Services - 0.1%
	140,918(c)	Global Display Co., Ltd.	$ 323,838
	Shares		Value
		Technology Hardware, Storage & Peripherals - 0.8%
	3,194	Samsung Electronics Co., Ltd.	$ 7,865,511
		Total Technology Hardware & Equipment	$ 32,334,746

		TELECOMMUNICATION SERVICES - 6.5%
		Integrated Telecommunication Services - 3.8%
	202,113	CenturyLink, Inc.	$ 3,838,126
	88,100	Nippon Telegraph & Telephone Corp.	4,240,546
	1,470,443	Orange SA	24,128,536
	8,232	Swisscom AG	4,157,242
			$ 36,364,450

		Wireless Telecommunication Services - 2.7%
	8,950,776	Vodafone Group Plc	$ 25,633,364
		Total Telecommunication Services	$ 61,997,814

		TRANSPORTATION - 0.2%
		Air Freight & Logistics - 0.0%†
	22(c)	CEVA Holdings LLC	$ 9,084

		Marine - 0.2%
	450,000(c)	Fjord1 ASA (144A)	$ 2,230,258
		Total Transportation	$ 2,239,342

		TOTAL COMMON STOCKS
		(Cost $378,292,045)	$ 417,617,776
	Principal Amount USD ($)

		ASSET BACKED SECURITIES - 3.7% of Net Assets

		BANKS - 3.4%
		Thrifts & Mortgage Finance - 3.4%
	800,000	Ascentium Equipment Receivables LLC, Series 2015-1A, Class E, 5.92%, 6/12/23 (144A)	$ 804,479
	700,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	733,057
	499,993	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class E, 5.27%, 5/20/20 (144A)	487,849
	1,400,000	Conn Funding II LP, Series 2017-A, Class B, 5.11%, 2/15/20 (144A)	1,407,613
	2,000,000	Conn's Receivables Funding LLC, Series 2016-B, Class B, 7.34%, 3/15/19 (144A)	2,017,960
	1,357,228	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	1,349,832
	41,600(e)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27	19,666
	7,694	GLC Trust, Series 2014-A, Class A, 3.0%, 7/15/21 (144A)	7,579
	2,500,000(f)	Home Partners of America Trust, Series 2016-2, Class E, 5.017% (1 Month USD LIBOR + 378 bps), 10/17/33 (144A)	2,570,919
	1,100,000(f)	Home Partners of America Trust, Series 2017-1, Class E, 3.888% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)	1,121,670
	2,200,000(f)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 2.234% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	2,203,272
	2,250,000	Kabbage Asset Securitization LLC, Series 2017-1, Class B, 5.794%, 3/15/22 (144A)	2,326,184
	2,000,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class E2, 5.99%, 9/15/24 (144A)	2,025,496
	920,136	Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A, 3.61%, 2/20/21 (144A)	922,424
	1,700,000	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.942%, 5/25/27 (144A)	1,699,490
	1,000,000	Navitas Equipment Receivables LLC, Series 2015-1, Class D, 5.75%, 7/15/21 (144A)	993,341
	1,677,000	Navitas Equipment Receivables LLC, Series 2016-1, Class C, 5.05%, 12/15/21 (144A)	1,688,008
	2,000,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	1,999,289
	60,340(a)	RASC Trust, Series 2003-KS5, Class AI5, 4.96%, 7/25/33	61,095
	574,584	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	578,924
	1,500,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class B, 6.56%, 4/15/21 (144A)	1,495,878
	1,750,000	Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.151%, 9/17/34 (144A)	1,770,284
	1,253,721(a)	VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (144A)	1,262,240
	2,000,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59%, 12/15/22 (144A)	1,992,513
		Total Banks	$ 31,539,062
	Principal Amount USD ($)		Value

		CONSUMER SERVICES - 0.0%†
		Hotels, Resorts & Cruise Lines - 0.0%†
	245,688	Westgate Resorts LLC, Series 2014-1A, Class C, 5.5%, 12/20/26 (144A)	$ 249,234

	1,040,572	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	1,044,449
		Total Consumer Services	$ 1,293,683

		ENERGY - 0.3%
		Oil & Gas Exploration & Production - 0.3%
	2,500,000	Four Seas LP, Series 2017-1A, Class A1, 4.95%, 8/28/27 (144A)	$ 2,473,438

		Total Energy	$ 2,473,438
		TOTAL ASSET BACKED SECURITIES
		(Cost $35,246,832)	$ 35,306,183

		COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0% of Net Assets

		BANKS - 2.9%
		Thrifts & Mortgage Finance - 2.9%
	2,000,000(f)	BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, 2.339% (1 Month USD LIBOR + 110 bps), 6/15/28 (144A)	$ 2,001,769
	1,000,000(e)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class D, 5.907%, 2/10/51 (144A)	1,000,000
	75,029(e)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	74,951
	1,500,000(e)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class E, 5.11%, 10/12/42	1,365,089
	2,000,000(f)	BX Mortgage Trust, Series 2017-APPL, Class B, 2.389% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	2,001,255
	2,500,000(f)	BX Mortgage Trust, Series 2017-SLCT, Class B, 2.439% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	2,502,350
	2,800,000(f)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 2.207% (1 Month USD LIBOR + 97 bps), 7/15/28 (144A)	2,800,883
	4,000,000(f)	Cold Storage Trust, Series 2017-ICE3, Class C, 2.584% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	4,016,278
	32,433	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	25,120
	235,409	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	102,168
	33,355	Global Mortgage Securitization, Ltd., Series 2004-A, Class B3, 5.25%, 11/25/32 (144A)	2,610
	19,874	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	5,260
	210,000(e)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	180,354
	1,000,000(f)	GS Mortgage Securities Trust, Series 2017-STAY, Class B, 2.339% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	989,402
	984,113(f)	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 5.139% (1 Month USD LIBOR + 390 bps), 7/15/31 (144A)	986,383
	2,000,000(f)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 4.788% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	2,004,382
	1,960,000(f)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 7.464% (1 Month USD LIBOR + 622 bps), 10/15/19 (144A)	1,972,296
	67,897	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.75%, 8/25/36	50,884
	315,559(e)	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class D, 5.362%, 11/12/37	315,157
	1,153,309(f)	ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.088% (1 Month USD LIBOR + 85 bps), 5/25/34 (144A)	1,153,309
	2,818,962(e)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	2,819,280
	1,000,000(e)	Velocity Commercial Capital Loan Trust, Series 2015-1, Class M5, 7.11%, 6/25/45 (144A)	1,011,300
		Total Banks	$ 27,380,480

		CAPITAL GOODS - 0.1%
		Industrial Conglomerates - 0.1%
	823,787	VSD LLC, Series 2017-PLT1, 0.0%, 12/25/43	$ 824,227

		Total Capital Goods	$ 824,227

		GOVERNMENT - 0.0%†
		Government - 0.0%†
	881(f)(g)	Government National Mortgage Association, Series 2010-69, Class SP, 5.411% (1 Month USD LIBOR + 665 bps), 6/20/38	$ 5

		Total Government	$ 5
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $28,427,834)	$ 28,204,712
	Principal Amount USD ($)		Value

		CORPORATE BONDS - 17.3% of Net Assets

		BANKS - 1.4%
		Diversified Banks - 1.1%
	945,000(b)(e)	Bank of America Corp., 6.5% (3 Month USD LIBOR + 417 bps)	$ 1,080,844
	1,150,000(b)(e)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	1,314,680
	2,350,000(b)(e)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	2,661,140
	4,800	Societe Generale SA, 5.112%, 4/30/18	4,844,976
	475,000(b)(e)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	523,687
			$ 10,425,327

		Thrifts & Mortgage Finance - 0.3%
	2,920,000	Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)	$ 3,087,900
		Total Banks	$ 13,513,227

		CAPITAL GOODS - 0.8%
		Aerospace & Defense - 0.2%
	1,070,000	Engility Corp., 8.875%, 9/1/24	$ 1,166,300
	520,000	Triumph Group, Inc., 5.25%, 6/1/22	514,800
			$ 1,681,100

		Construction & Farm Machinery & Heavy Trucks - 0.2%
	1,315,000	Meritor, Inc., 6.25%, 2/15/24	$ 1,405,406
	1,070,000	Titan International, Inc., 6.875%, 10/1/20	1,102,100
			$ 2,507,506

		Electrical Components & Equipment - 0.2%
	2,090,000	General Cable Corp., 5.75%, 10/1/22	$ 2,142,250

		Industrial Machinery - 0.2%
	1,757,000	Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$ 1,664,758
		Total Capital Goods	$ 7,995,614

		CONSUMER DURABLES & APPAREL - 0.8%
		Homebuilding - 0.8%
	500,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	$ 555,600
	4,258,000	KB Home, 7.625%, 5/15/23	4,907,345
	950,000	Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)	952,375
	1,291,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	1,382,170
		Total Consumer Durables & Apparel	$ 7,797,490

		CONSUMER SERVICES - 0.8%
		Casinos & Gaming - 0.4%
	3,125,000	Scientific Games International, Inc., 6.25%, 9/1/20	$ 3,152,344
	750,000	Scientific Games International, Inc., 10.0%, 12/1/22	829,635
			$ 3,981,979

		Hotels, Resorts & Cruise Lines - 0.1%
	1,140,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24 (144A)	$ 1,251,150

		Specialized Consumer Services - 0.3%
	1,466,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (144A)	$ 1,624,621
	855,000	StoneMor Partners LP / Cornerstone Family Services WV, 7.875%, 6/1/21	818,662
			$ 2,443,283
		Total Consumer Services	$ 7,676,412

		DIVERSIFIED FINANCIALS - 0.5%
		Diversified Capital Markets - 0.0%†
	200,000(b)(e)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	$ 219,500

		Financial Exchanges & Data - 0.1%
	1,195,000	MSCI, Inc., 5.75%, 8/15/25 (144A)	$ 1,290,600

		Specialized Finance - 0.4%
	1,915,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	$ 1,943,725
	1,605,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	1,645,125
			$ 3,588,850
		Total Diversified Financials	$ 5,098,950

		ENERGY - 3.4%
		Integrated Oil & Gas - 0.1%
ARS	22,000,000	YPF SA, 16.5%, 5/9/22 (144A)	$ 1,172,496

		Oil & Gas Drilling - 0.1%
	670,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	$ 690,100

		Oil & Gas Equipment & Services - 0.2%
	860,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	$ 854,625
	860,000	McDermott International, Inc., 8.0%, 5/1/21 (144A)	887,950
			$ 1,742,575

	Principal Amount USD ($)		Value
		Oil & Gas Exploration & Production - 0.7%
	765,000	Chesapeake Energy Corp., 8.0%, 1/15/25 (144A)	$ 765,000
	372,000	Cobalt International Energy, Inc., 10.75%, 12/1/21 (144A)	382,230
	1,505,000	Great Western Petroleum LLC / Great Western Finance, Inc., 9.0%, 9/30/21 (144A)	1,542,625
	1,926,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,926,000
	790,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	716,925
	2,330,000	Sanchez Energy Corp., 6.125%, 1/15/23	1,945,550
			$ 7,278,330

		Oil & Gas Refining & Marketing - 0.8%
	2,670,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$ 2,613,263
	170,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.625%, 1/15/22	166,600
	1,275,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, 4/15/23	1,239,938
	458,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	448,445
	1,328,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,381,190
	1,515,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	1,575,600
			$ 7,425,036

		Oil & Gas Storage & Transportation - 1.5%
	2,200,000	Delek Logistics Partners LP, 6.75%, 5/15/25 (144A)	$ 2,241,250
	1,655,000	Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22	1,692,237
	1,570,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	1,593,550
	100,000	Kinder Morgan Energy Partners LP, 5.0%, 8/15/42	101,435
	650,000	ONEOK, Inc., 7.5%, 9/1/23	778,180
	690,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	714,150
	1,115,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,248,886
	722,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	816,818
	2,225,000	Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	2,364,062
	2,000,000	The Williams Companies., Inc., 7.5%, 1/15/31	2,427,500
			$ 13,978,068
		Total Energy	$ 32,286,605

		FOOD, BEVERAGE & TOBACCO - 0.4%
		Agricultural Products - 0.0%†
	415,187(h)	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	$ 170,226
		Packaged Foods & Meats - 0.2%
	1,350,000	Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)	$ 1,429,313

		Tobacco - 0.2%
	580,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$ 607,550
	1,635,000	Alliance One International, Inc., 9.875%, 7/15/21	1,440,844
			$ 2,048,394
		Total Food, Beverage & Tobacco	$ 3,647,933

		HEALTH CARE EQUIPMENT & SERVICES - 1.1%
		Health Care Facilities - 0.8%
	2,004,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	$ 1,450,395
	1,065,000	CHS/Community Health Systems, Inc., 8.0%, 11/15/19	1,014,412
	2,245,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	2,077,748
	430,000	Kindred Healthcare, Inc., 8.0%, 1/15/20	434,300
	1,800,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	1,890,000
	430,000	Tenet Healthcare Corp., 8.125%, 4/1/22	432,150
			$ 7,299,005

		Health Care Services - 0.3%
	1,555,000	BioScrip, Inc., 8.875%, 2/15/21	$ 1,434,488
	1,560,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	1,579,500
			$ 3,013,988
		Total Health Care Equipment & Services	$ 10,312,993

		HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
		Personal Products - 0.1%
	1,400,000	Revlon Consumer Products Corp., 5.75%, 2/15/21	$ 1,200,500

		Total Household & Personal Products	$ 1,200,500

		INSURANCE - 1.5%
		Reinsurance - 1.5%
	1,000,000+(i)(j)	Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/1/18	$ 48,600
	900,000+(i)(j)	Berwick 2016-I Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18	42,750
	900,000+(i)(j)	Berwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	902,520
	700,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 12/31/17	14,280
	700,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	75,740
	1,500,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	1,350,000
	Principal Amount USD ($)		Value

		Reinsurance - (continued)
	700,000+(i)(j)	Cyprus Segregated Account (Artex SAC, Ltd.), Series 2017, Variable Rate Notes, 1/10/18	$ 603,470
	400,000(f)	Galilei Re, Ltd., 6.375% (6 Month USD LIBOR + 525 bps), 1/8/20 (144A) (Cat Bond)	389,880
	400,000(f)	Galilei Re, Ltd., 7.375% (6 Month USD LIBOR + 625 bps), 1/8/20 (144A) (Cat Bond)	376,960
	500,000(f)	Galilei Re, Ltd., 9.125% (6 Month USD LIBOR + 800 bps), 1/8/20 (144A) (Cat Bond)	434,300
	250,000(f)	Galilei Re, Ltd., 14.375% (6 Month USD LIBOR + 1,325 bps), 1/8/20 (144A) (Cat Bond)	173,125
	2,500,000+(i)(j)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	2,450,500
	250,000+(i)(j)	Limestone Re, Ltd., Series 1, Class A Non Voting, Variable Rate Notes, 8/31/21	231,250
	250,000+(i)(j)	Limestone Re, Ltd., Series 1, Class A Voting, Variable Rate Notes, 8/31/21	231,250
	250,000+(i)(j)	Oakmont 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/13/18	228,725
	1,200,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19	5,400
	2,000,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-2, Variable Rate Notes, 11/30/19	20,800
	1,200,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20	79,320
	1,500,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 11/30/21	1,258,800
	700,000+(i)(j)	Resilience Re, Ltd., Variable Rate Notes, 1/8/18	674,380
	500,000(i)(j)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)	500,000
AUD	300,000+(i)(j)	Rewire Securities LLC, Variable Rate Notes, 1/10/18	7,594
	1,000,000+(i)(j)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	1,035,900
	608,294+(i)(j)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/1/19	625,144
	500,000+(i)(j)	Sunningdale 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/16/18	490,750
	1,000,000+(i)(j)	Versutus, Ltd. (MMC Securities), Series 2016-A, Variable Rate Notes, 11/30/20	42,600
	1,500,000+(i)(j)	Versutus, Ltd. (MMC Securities), Series 2017-A, Variable Rate Notes, 11/30/21	1,468,950
		Total Insurance	$ 13,762,988

		MATERIALS - 1.5%
		Commodity Chemicals - 0.4%
	630,000	Hexion, Inc., 6.625%, 4/15/20	$ 560,700
	1,095,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,185,338
	1,375,000	Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)	1,417,969
	670,000	Tronox Finance LLC, 7.5%, 3/15/22 (144A)	702,662
			$ 3,866,669

		Fertilizers & Agricultural Chemicals - 0.0%†
	260,000	CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	$ 276,900

		Metal & Glass Containers - 0.4%
EUR	350,000(l)	ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23	$ 438,172
	350,000(l)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	372,750
	2,800,000	Coveris Holdings SA, 7.875%, 11/1/19 (144A)	2,730,000
			$ 3,540,922

		Paper Packaging - 0.3%
	2,350,000	Sealed Air Corp., 6.875%, 7/15/33 (144A)	$ 2,731,875

		Specialty Chemicals - 0.3%
	1,695,000	A Schulman, Inc., 6.875%, 6/1/23	$ 1,786,106
	610,000	Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)	661,850
			$ 2,447,956

		Steel - 0.1%
	840,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$ 879,900
		Total Materials	$ 13,744,222

		MEDIA - 0.5%
		Advertising - 0.2%
	1,345,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$ 1,371,900

		Broadcasting - 0.1%
	1,220,000	TEGNA, Inc., 6.375%, 10/15/23	$ 1,294,725

		Cable & Satellite - 0.2%
	1,220,000	CSC Holdings LLC, 6.625%, 10/15/25 (144A)	$ 1,337,120
	Principal Amount USD ($)		Value

		Cable & Satellite - (continued)
	340,000	DISH DBS Corp., 7.75%, 7/1/26	$ 371,875
			$ 1,708,995
		Total Media	$ 4,375,620

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
		Pharmaceuticals - 0.4%
	810,000	Horizon Pharma, Inc., 6.625%, 5/1/23	$ 797,850
	245,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	256,638
	3,349,000	VRX Escrow Corp., 5.875%, 5/15/23 (144A)	2,829,905
		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 3,884,393

		REAL ESTATE - 0.4%
		Diversified REIT - 0.1%
	1,130,000	MPT Operating Partnership LP / MPT Finance Corp., 5.5%, 5/1/24	$ 1,196,387

		Real Estate Services - 0.2%
	1,210,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$ 1,255,375

		Specialized REIT - 0.1%
	1,176,972(l)	AAF Holdings LLC / AAF Finance Co., 12.0% (12.75% PIK 12.0% cash), 7/1/19 (144A)	$ 1,235,821
		Total Real Estate	$ 3,687,583

		RETAILING - 0.3%
		Department Stores - 0.3%
	671,000	PetSmart, Inc., 7.125%, 3/15/23 (144A)	$ 511,637
	2,610,000	PetSmart, Inc., 8.875%, 6/1/25 (144A)	2,055,375
		Total Retailing	$ 2,567,012

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
		Semiconductors - 0.2%
	2,000,000	Micron Technology, Inc., 5.5%, 2/1/25	$ 2,125,000

		Total Semiconductors & Semiconductor Equipment	$ 2,125,000

		SOFTWARE & SERVICES - 0.4%
		Data Processing & Outsourced Services - 0.1%
	1,032,000	First Data Corp., 7.0%, 12/1/23 (144A)	$ 1,104,260

		Internet Software & Services - 0.1%
	1,000,000	Cimpress NV, 7.0%, 4/1/22 (144A)	$ 1,041,250

		IT Consulting & Other Services - 0.2%
	1,518,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$ 1,598,644
		Total Software & Services	$ 3,744,154

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
		Technology Hardware, Storage & Peripherals - 0.4%
	1,885,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$ 1,981,606
	1,540,000	NCR Corp., 6.375%, 12/15/23	1,640,193
		Total Technology Hardware & Equipment	$ 3,621,799

		TELECOMMUNICATION SERVICES - 1.1%
		Integrated Telecommunication Services - 1.1%
	450,000	CenturyLink, Inc., 7.6%, 9/15/39	$ 415,125
	3,950,000	Frontier Communications Corp., 7.125%, 1/15/23	3,032,849
	70,000	Frontier Communications Corp., 8.75%, 4/15/22	57,662
	1,920,000	Frontier Communications Corp., 11.0%, 9/15/25	1,629,600
	2,475,000	GCI, Inc., 6.875%, 4/15/25	2,679,188
	770,000	Windstream Corp., 7.5%, 6/1/22	573,650
	2,625,000	Windstream Services LLC, 6.375%, 8/1/23	1,909,688
			$ 10,297,762

		Wireless Telecommunication Services - 0.0%†
	200,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$ 215,524
	100,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/43 (144A)	99,333
	100,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	103,558
			$ 418,415
		Total Telecommunication Services	$ 10,716,177

		TRANSPORTATION - 0.3%
		Airlines - 0.3%
	2,960,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)	$ 2,923,000
	125,938	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	133,652
		Total Transportation	$ 3,056,652

		UTILITIES - 1.0%
		Electric Utilities - 0.2%
	164,000	Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)	$ 166,050
	2,165,000	TerraForm Global Operating LLC, 9.75%, 8/15/22 (144A)	2,397,738
			$ 2,563,788

		Gas Utilities - 0.4%
	839,000	DCP Midstream Operating LP, 5.6%, 4/1/44	$ 801,245
	587,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21	557,650
	Principal Amount USD ($)		Value

		Gas Utilities - (continued)
	2,305,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	$ 2,183,987
			$ 3,542,882

		Independent Power Producers & Energy Traders - 0.4%
	712,000	Calpine Corp., 5.75%, 1/15/25	$ 676,400
	2,150,000	NRG Energy, Inc., 6.625%, 1/15/27	2,289,750
	520,000	NRG Energy, Inc., 7.25%, 5/15/26	563,550
			$ 3,529,700
		Total Utilities	$ 9,636,370
		TOTAL CORPORATE BONDS
		(Cost $162,537,534)	$ 164,451,694

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5% of Net Assets
	17,150,000(k)	U.S. Treasury Bills, 11/2/17	$ 17,149,562
	15,780,000(k)	U.S. Treasury Bills, 11/9/17	15,776,717
	7,230,000(k)	U.S. Treasury Bills, 11/16/17	7,227,108
	22,200,000(k)	U.S. Treasury Bills, 11/24/17	22,186,207
			$ 62,339,594
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $62,339,639)	$ 62,339,594

		FOREIGN GOVERNMENT BONDS - 5.7% of Net Assets
		Egypt - 0.9%
EGP	162,950,000(k)	Egypt Treasury Bills, 3/6/18	$ 8,687,174

		Indonesia - 4.8%
IDR	351,422,000,000	Indonesia Treasury Bond, 7.875%, 4/15/19	$ 26,641,895
IDR	61,910,000,000	Indonesia Treasury Bond, 8.375%, 3/15/24	4,944,296
IDR	105,402,000,000	Indonesia Treasury Bond, 8.75%, 5/15/31	8,723,594
IDR	66,486,000,000	Indonesia Treasury Bond, 9.0%, 3/15/29	5,576,245
			$ 45,886,030
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $52,794,276)	$ 54,573,204

		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.8% of Net Assets*(f)

		AUTOMOBILES & COMPONENTS - 0.0%†
		Auto Parts & Equipment - 0.0%†
	98,367	Electrical Components International, Inc., Term Loan, 6.085% (LIBOR + 475 bps), 5/28/21	$ 99,197

		Total Automobiles & Components	$ 99,197

		CAPITAL GOODS - 0.2%
		Aerospace & Defense - 0.2%
	1,428,229	DynCorp International Inc., Term Loan B2, 7.75% (LIBOR + 600 bps), 7/7/20	$ 1,435,073

		Electrical Components & Equipment - 0.0%†
	221,631	Pelican Products, Inc., First Lien Term Loan, 5.583% (LIBOR + 425 bps), 4/10/20	$ 223,016

		Industrial Machinery - 0.0%†
	148,810	NN, Inc., Tranche B Term Loan, 5.492% (LIBOR + 425 bps), 10/19/22	$ 149,107
		Total Capital Goods	$ 1,807,196

		CONSUMER DURABLES & APPAREL - 0.0%†
		Leisure Products - 0.0%†
	61,425	Bombardier Recreational Products, Inc., Term B Loan, 3.74% (LIBOR + 250 bps), 6/30/23	$ 61,809

		Total Consumer Durables & Apparel	$ 61,809

		CONSUMER SERVICES - 0.4%
		Education Services - 0.1%
	864,063	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.242% (LIBOR + 400 bps), 5/4/22	$ 860,553

		Specialized Consumer Services - 0.3%
	297,692	GENEX Holdings, Inc., First Lien Term B Loan, 5.492% (LIBOR + 425 bps), 5/28/21	$ 296,018
	2,243,083	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 5.083% (LIBOR + 375 bps), 8/12/22	2,253,176
			$ 2,549,194
		Total Consumer Services	$ 3,409,747

		FOOD & STAPLES RETAILING - 0.0%†
		Food Distributors - 0.0%†
	700,000	Del Monte Foods, Inc., Second Lien Initial Term Loan, 8.69% (LIBOR + 725 bps), 8/18/21	$ 399,000

		Total Food & Staples Retailing	$ 399,000

		FOOD, BEVERAGE & TOBACCO - 0.1%
		Packaged Foods & Meats - 0.1%
	250,000	CTI Foods Holding Co., LLC, First Lien Term Loan, 4.75% (LIBOR + 350 bps), 6/29/20	$ 225,625
	Principal Amount USD ($)		Value
		Packaged Foods & Meats - (continued)
	325,000	Give & Go Prepared Foods Corp. (fka GG Foods Acquisition Corp.), First Lien 2017 Term Loan, 5.564% (LIBOR + 425 bps), 7/29/23	$ 329,368
	248,750	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 3.739% (LIBOR + 250 bps), 10/30/22	245,174
		Total Food, Beverage & Tobacco	$ 800,167

		HEALTH CARE EQUIPMENT & SERVICES - 0.2%
		Health Care Facilities - 0.1%
	444,265	Kindred Healthcare, Inc., New Term Loan, 4.875% (LIBOR + 350 bps), 4/9/21	$ 446,394

		Health Care Services - 0.1%
	65,801	Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 6.833% (LIBOR + 550 bps), 8/4/21	$ 66,130
	497,494	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 4.25% (LIBOR + 300 bps), 12/1/23	500,396
			$ 566,526

		Health Care Technology - 0.0%†
	248,750	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 3.992% (LIBOR + 275 bps), 3/1/24	$ 250,374

		Pharmaceuticals - 0.0%†
	200,000	Genoa Healthcare Co., LLC, Second Lien Initial Term Loan, 9.242% (LIBOR + 800 bps), 10/28/24	$ 202,333
		Total Health Care Equipment & Services	$ 1,465,627

		HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
		Personal Products - 0.2%
	2,039,699	Revlon Consumer Products Corp., Initial Term Loan B, 4.742% (LIBOR + 350 bps), 9/7/23	$ 1,768,164

		Total Household & Personal Products	$ 1,768,164

		INSURANCE - 0.1%
		Property & Casualty Insurance - 0.1%
	721,608	Confie Seguros Holding II Co., Term B Loan, 6.992% (LIBOR + 575 bps), 4/19/22	$ 715,474

		Total Insurance	$ 715,474

		MATERIALS - 0.3%
		Construction Materials - 0.1%
	496,241	American Bath Group LLC, First Lien Replacement Term Loan, 6.583% (LIBOR + 525 bps), 9/30/23	$ 500,521

		Diversified Metals & Mining - 0.0%†
	99,248	Global Brass and Copper, Inc., Initial Term Loan, 4.5% (LIBOR + 325 bps), 7/18/23	$ 100,613

		Steel - 0.2%
	2,305,900	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.073% (LIBOR + 275 bps), 6/14/21	$ 2,321,135
		Total Materials	$ 2,922,269

		MEDIA - 0.1%
		Broadcasting - 0.0%†
	57,210	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 3.992% (LIBOR + 275 bps), 3/15/24	$ 57,008

		Movies & Entertainment - 0.1%
	800,000	NVA Holdings, Inc., Second Lien Term Loan, 8.333% (LIBOR + 700 bps), 8/14/22	$ 808,000
		Total Media	$ 865,008

		REAL ESTATE - 0.0%†
		Retail REIT - 0.0%†
	148,481	DTZ US Borrower LLC, First Lien 2015-1 Additional Term Loan, 4.586% (LIBOR + 325 bps), 11/4/21	$ 149,432

		Total Real Estate	$ 149,432

		RETAILING - 0.1%
		Homefurnishing Retail - 0.0%†
	474,667	Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 9.312% (LIBOR + 800 bps), 11/8/24	$ 450,340

		Specialty Stores - 0.1%
	500,000	Staples, Inc., Closing Date Term Loan, 5.31% (LIBOR + 400 bps), 9/12/24	$ 472,897
		Total Retailing	$ 923,237

		SOFTWARE & SERVICES - 0.1%
		Application Software - 0.1%
	1,065,000	Synchronoss Technologies, Inc., Initial Term Loan, 5.742% (LIBOR + 450 bps), 1/19/24	$ 1,065,499

		IT Consulting & Other Services - 0.0%†
	298,928	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Initial Term Loan, 3.742% (LIBOR + 250 bps), 2/15/24	$ 300,591
		Total Software & Services	$ 1,366,090

	Principal Amount USD ($)		Value
		TELECOMMUNICATION SERVICES - 0.0%†
		Wireless Telecommunication Services - 0.0%†
	250,000	Virgin Media Bristol LLC, Facility I, 3.989% (LIBOR + 275 bps), 1/31/25	$ 251,231

		Total Telecommunication Services	$ 251,231
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $17,393,237)	$ 17,003,648
	Shares

		CLOSED-END FUNDS - 0.1% of Net Assets
		DIVERSIFIED FINANCIALS - 0.1%
		Asset Management & Custody Banks - 0.1%
	69,695	BlackRock MuniVest Fund, Inc.	$ 671,860
	47,298	BlackRock MuniYield Fund, Inc.	678,253
		Total Diversified Financials	$ 1,350,113
		TOTAL CLOSED-END FUNDS
		(Cost $1,238,197)	$ 1,350,113

		RIGHT / WARRANT - 0.0%† of Net Assets
		MATERIALS - 0.0%†
		Steel - 0.0%†
	959,816(c)	ANR, Inc., 3/31/23	$ 7,679

		Total Materials	$ 7,679
		TOTAL RIGHT / WARRANT
		(Cost $–)	$ 7,679

		EQUITY LINKED NOTES - 13.9% of Net Assets

	92,000(k)	Accor SA, 4/19/18	$ 4,270,640
	46,000(k)	Apple, Inc., 1/31/18	7,682,000
	21,000(k)	Baidu, Inc., 3/22/18	4,034,940
	168,000	Bank of America Corp., 6.90%, 5/29/18 (144A)	4,290,720
	352,000	Bank of America Corp., 7.3%, 10/17/18	9,414,500
	87,000	BNP Paribas SA, 10.79%, 2/23/18 (144A)	5,795,070
	156,000	Cabot Oil & Gas Corp., 9.87%, 4/18/18 (144A)	4,088,760
	50,000	Centene Corp., 9.25%, 12/29/17 (144A)	4,458,000
	115,000	CenturyLink, Inc., 15.39%, 10/15/18	2,183,850
	66,000	Citigroup, Inc., 6.05%, 5/29/18 (144A)	4,367,550
	26,000	Citigroup, Inc., 6.5%, 9/7/18 (144A)	1,911,000
	94,000(k)	eBay, Inc., 8/7/18	3,538,160
	48,000	Gilead Sciences, Inc., 8.14%, 7/19/18	3,468,960
	112,000	Micron Technology, Inc., 16.28%, 4/13/18	4,962,720
	255,000(k)	Mitsubishi UFJ Financial Group, Inc., 12/29/17	1,706,587
	101,000	Novartis AG, 6.5%, 11/8/17	8,328,460
	40,000(k)	PVH Corp., 12/2/17	4,742,400
	37,000	PVH Corp., 7.2%, 9/10/18 (144A)	4,691,970
	60,000	Shire Plc, 8.1%, 4/4/18	8,959,754
	45,000(k)	Shire Plc, 9/14/18	6,643,350
	63,000	Skyworks Solutions, Inc., 10.13%, 3/9/18 (144A)	6,446,790
	45,000	Teradyne, Inc., 11.94%, 5/23/18	1,604,556
	18,300	United Rentals, Inc., 11.7%, 4/23/18 (144A)	2,434,449
	26,000	United Rentals, Inc., 11.71%, 2/1/18 (144A)	3,177,460
	32,000	United Rentals, Inc., 12.98%, 12/26/17	3,708,000
	14,000	United Rentals, Inc., 21.11%, 11/15/17 (144A)	1,617,420
	300,000(k)	Vodafone Group Plc, 2/22/18	8,212,500
	2,100,000	Vodafone Group Plc, 8.57%, 2/23/18 (144A)	5,758,410
		TOTAL EQUITY LINKED NOTES
		(Cost $125,614,889)	$ 132,498,976

Principal Amount USD ($)					Value
TEMPORARY CASH INVESTMENTS – 1.1% of Net Assets

COMMERCIAL PAPER - 0.7%
1,545,000(k)		Federation des Caisses Desjardins du Quebec, 11/1/17			$ 1,544,950
2,305,000(k)		Natixis NY, 11/1/17			2,304,925
2,730,000(k)		Swedbank AB, 11/1/17			2,729,914
$ 6,579,789

REPURCHASE AGREEMENT - 0.4%
3,485,000
$3,485,000 ScotiaBank, 1.05%, dated 10/31/17 plus accrued interest on 11/1/17 collateralized by the following:
$2,375 Federal Home Loan Mortgage Corporation, 3.0%, 8/1/29
$18,886 Federal National Mortgage Association, 3.0% - 4.5%, 7/1/43 - 1/1/44
 $3,533,542 Government National Mortgage Association, 2.375% - 3.5%, 3/20/42 - 9/20/47.
$ 3,485,000

TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $10,065,000)			$ 10,064,789
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.6%
		(Cost - $879,526,424)			$ 928,958,032
Shares		Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
AFFILIATED ISSUER - 1.1%

CLOSED-END FUND - 1.1% of Net Assets
INSURANCE - 1.1%
Property & Casualty Insurance - 1.1%
1,087,706	Pioneer ILS Interval Fund(m)	–	–	(1,065,952)	$ 10,463,732

		Total Insurance			$ 10,463,732
TOTAL CLOSED-END FUND
		(Cost $11,240,000)			$ 10,463,732
TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.1%
		(Cost - $11,240,000)			$ 10,463,732
		OTHER ASSETS AND LIABILITIES - 1.3%			$ 12,439,074
		NET ASSETS - 100.0%			$ 951,860,838

BPS	Basis Point.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(G.D.R.)	Global Depositary Receipts.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2017, the value of these securities amounted to $174,335,991, or 18.3% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At October 31, 2017, the value of these securities amounted to $1,374,265, or 0.1% of net assets.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2017

+	Securities that used significant unobservable inputs to determine their value.

(a)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at October 31, 2017.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Non-income producing.
(d)	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(e)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at October 31, 2017.
(f)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2017.
(g)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(h)	Security is in default.
(i)	Structured reinsurance investment. At October 31, 2017, the value of these securities amounted to $12,388,723, or 1.3% of net assets.
(j)	Rate to be determined.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(m)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. ("the Adviser").

FUTURES CONTRACTS

CURRENCY FUTURES CONTRACT
Number of Contracts (Short)	Description	Settlement Month/Year	Notional Amount	Market Value	Unrealized Appreciation
(400)	EURO FX	12/17	$ (60,233,938)	$ (58,405,000)	$ 1,828,938

INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Settlement Month/Year	Notional Amount	Market Value	Unrealized Appreciation
450	Topix Index	12/17	$ 66,628,732	$ 69,772,657	$ 3,143,925

Number of Contracts (Short)	Description	Settlement Month/Year	Notional Amount	Market Value	Unrealized (Depreciation)
(1,125)	S&P 500 EMINI	12/17	$ (139,940,500)	$ (144,717,188)	$ (4,776,688)
TOTAL FUTURES CONTRACTS			$ (133,545,706)	$ (133,349,531)	$ 196,175

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	15,588,214	USD	4,720,067	Bank of America NA	1/31/18	$ (11,774)
RUB	808,459,699	USD	13,633,384	Bank of America NA	12/01/17	155,232
USD	837,490	GBP	635,727	Bank of New York	11/21/17	(7,408)
NZD	4,978,065	USD	3,420,125	Brown Brothers Harriman & Co.	11/24/17	(15,626)
USD	2,159,204	GBP	1,605,277	Brown Brothers Harriman & Co.	11/02/17	26,914
USD	9,205,104	NZD	13,126,109	Brown Brothers Harriman & Co.	11/24/17	228,158
JPY	958,435,000	USD	8,566,452	Citibank NA	12/21/17	(115,769)
USD	3,598,073	GBP	2,727,533	Citibank NA	11/21/17	(26,893)
USD	4,569,918	KRW	5,158,157,926	Citibank NA	12/21/17	(43,709)
ARS	71,245,000	USD	3,886,798	Goldman Sachs International	1/12/18	(23,860)
PHP	192,091,548	USD	3,797,777	Goldman Sachs International	11/03/17	(75,000)
IDR	117,925,770,612	THB	292,629,000	JPMorgan Chase Bank NA	11/27/17	(131,515)
INR	245,383,770	USD	3,795,749	JPMorgan Chase Bank NA	12/05/17	(22,660)
JPY	508,027,706	USD	4,583,581	JPMorgan Chase Bank NA	12/21/17	(104,215)
USD	3,758,395	PHP	192,091,548	JPMorgan Chase Bank NA	11/03/17	35,618
EUR	3,761,347	GBP	3,360,835	State Street Bank & Trust Co.	11/20/17	(80,243)
EUR	4,084,000	USD	4,742,143	State Street Bank & Trust Co.	11/30/17	23,074
USD	3,655,687	AUD	4,654,715	State Street Bank & Trust Co.	11/03/17	92,539
USD	3,921,280	EUR	3,334,735	State Street Bank & Trust Co.	11/29/17	30,530
USD	2,120,694	GBP	1,605,277	State Street Bank & Trust Co.	12/01/17	(13,393)
USD	4,069,576	NZD	5,701,791	State Street Bank & Trust Co.	11/17/17	169,582
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$ 89,582

Principal amounts are denominated in U.S. dollars (USD) unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
RUB	-	Russian Ruble
THB	-	Thai Baht
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used at October 31, 2017, in valuing the Fund's investments.

		Level 1	Level 2	Level 3	Total

Convertible Corporate Bond		$ –	$ 1,282,434	$ –	$ 1,282,434
Convertible Preferred Stocks		4,257,230	–	–	4,257,230
Common Stocks
Capital Goods
Industrial Machinery		–	–	31	31
Transportation
Air Freight & Logistics		–	9,084	–	9,084
All Other Common Stocks		417,608,661			417,608,661
Asset Backed Securities		–	35,306,183	–	35,306,183
Collateralized Mortgage Obligations		–	28,204,712	–	28,204,712
Corporate Bonds
Insurance
Reinsurance		–	1,874,265	11,888,723	13,762,988
All Other Corporate Bonds		–	150,688,706	–	150,688,706
U.S. Government and Agency Obligations		–	62,339,594	–	62,339,594
Foreign Government Bonds		–	54,573,204	–	54,573,204
Senior Secured Floating Rate Loan Interests		–	17,003,648	–	17,003,648
Closed-End Funds		11,813,845	–	–	11,813,845
Right/Warrant		–	7,679	–	7,679
Equity Linked Notes		–	132,498,976	–	132,498,976
Commercial Paper		–	6,579,789	–	6,579,789
Repurchase Agreement		–	3,485,000	–	3,485,000
Total Investments in Securities		$433,679,736	$493,853,274	$11,888,754	$939,421,764

Other Financial Instruments
Net unrealized appreciation on futures contracts		$ 196,175	$ –	$ –	$ 196,175
Net unrealized appreciation on forward foreign currency contracts		–	89,582	–	89,582
Total Other Financial Instruments		$ 196,175	$ 89,582	$ –	$ 285,757

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Corporate Bonds	Total
Balance at 7/31/17	$ 31	$ 13,554,387	$ 13,554,418
Realized gain (loss)[1]	--	(5,569)	(5,569)
Change In unrealized appreciation (depreciation)[2]	--	(1,160,095)	(1,160,095)
Purchases	--	--	--
Sales	--	--	--
Transfer Out*	--	(500,000)	(500,000)
Balance at 10/31/17	$ 31	$ 11,888,723 $ 11,888,754

1)       Realized gain (loss) on these securities is included in the realized gain (loss) on investments in the Statement of Operations.

(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*        Transfers are calculated on the beginning of period values. For three months ended October 31, 2017, there were no transfers between Levels 1, 2 and 3. Securities with an aggregate market value of $500,000 transferred from level 3 to level 2 as there were observable inputs available to determine their value.

Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at October 31, 2017: $(1,147,064).

Pioneer Classic Balanced Fund

NQ | October 31, 2017

Ticker Symbols:
Class A	AOBLX
Class C	PCBCX
Class K	PCBKX
Class R	CBPRX
Class Y	AYBLX

Shares		Value
UNAFFILIATED ISSUERS - 99.4%
CONVERTIBLE PREFERRED STOCK - 0.6% of Net Assets
BANKS - 0.6%
Diversified Banks - 0.6%
455(a)	Bank of America Corp., 7.25%	$ 590,117
700(a)	Wells Fargo & Co., 7.5%	917,000
	Total Banks	$ 1,507,117
TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $1,305,067)	$ 1,507,117
COMMON STOCKS - 63.6% of Net Assets
BANKS - 2.0%
Diversified Banks - 2.0%
55,451	JPMorgan Chase & Co.	$ 5,578,925

	Total Banks	$ 5,578,925
CAPITAL GOODS - 2.9%
Building Products - 0.9%
64,437	Masco Corp.	$ 2,565,882

Industrial Conglomerates - 1.1%
10,425	Carlisle Cos., Inc.	$ 1,144,978
13,371	Honeywell International, Inc.	1,927,563
$ 3,072,541

Industrial Machinery - 0.5%
7,767	Snap-on, Inc.	$ 1,225,477

Trading Companies & Distributors - 0.4%
24,071	Fastenal Co.	$ 1,130,615
	Total Capital Goods	$ 7,994,515

COMMERCIAL SERVICES & SUPPLIES - 1.4%
Diversified Support Services - 1.1%
61,132	KAR Auction Services, Inc.	$ 2,893,378

Human Resource & Employment Services - 0.3%
13,061	Randstad Holding NV	$ 803,712

Research & Consulting Services - 0.0%†
4,265	Nielsen Holdings Plc	$ 158,104
	Total Commercial Services & Supplies	$ 3,855,194

CONSUMER DURABLES & APPAREL - 0.1%
Leisure Products - 0.1%
4,288	Hasbro, Inc.	$ 397,026

	Total Consumer Durables & Apparel	$ 397,026
CONSUMER SERVICES - 1.8%
Leisure Facilities - 0.7%
29,530	Cedar Fair LP	$ 1,848,578

Restaurants - 1.1%
17,576	McDonald's Corp.	$ 2,933,610
	Total Consumer Services	$ 4,782,188

DIVERSIFIED FINANCIALS - 5.4%
Asset Management & Custody Banks - 3.0%
9,476	Affiliated Managers Group, Inc.	$ 1,767,274
138,813	Ares Capital Corp.	2,232,113
40,732	Golub Capital BDC, Inc.	772,279
28,192	Invesco, Ltd.	1,008,992
13,264	T.Rowe Price Group, Inc.	1,232,225
66,407	TCP Capital Corp.	1,064,504
$ 8,077,387

Consumer Finance - 0.2%
14,970	Synchrony Financial	$ 488,321

Financial Exchanges & Data - 1.4%
28,979	CME Group, Inc., Class A	$ 3,975,050

Investment Banking & Brokerage - 0.8%
48,870	Charles Schwab Corp.	$ 2,191,331
	Total Diversified Financials	$ 14,732,089

ENERGY - 4.3%
Integrated Oil & Gas - 1.9%
34,468	Chevron Corp.	$ 3,994,496
16,366	Occidental Petroleum Corp.	1,056,753
$ 5,051,249

Oil & Gas Exploration & Production - 0.5%
13,286	EOG Resources, Inc.	$ 1,326,873

Oil & Gas Refining & Marketing - 0.4%
13,305	Phillips 66	$ 1,211,819

Oil & Gas Storage & Transportation - 1.5%
39,281	Enbridge, Inc.	$ 1,510,747

Shares		Value
Oil & Gas Storage & Transportation - (continued)
65,313	Targa Resources Corp.	$ 2,710,490
$ 4,221,237
	Total Energy	$ 11,811,178

FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
18,948	CVS Health Corp.	$ 1,298,506

	Total Food & Staples Retailing	$ 1,298,506
FOOD, BEVERAGE & TOBACCO - 3.6%
Packaged Foods & Meats - 1.9%
33,368	General Mills, Inc.	$ 1,732,467
22,319	Hershey Co.	2,369,831
9,094	McCormick & Co., Inc., Class VTG	905,126
$ 5,007,424

Tobacco - 1.7%
73,572	Altria Group, Inc.	$ 4,724,794
	Total Food, Beverage & Tobacco	$ 9,732,218

HEALTH CARE EQUIPMENT & SERVICES - 2.5%
Health Care Equipment - 1.2%
6,285	Becton Dickinson and Co.	$ 1,311,491
22,627	Medtronic Plc	1,821,926
$ 3,133,417

Health Care Supplies - 0.7%
8,078	Cooper Cos., Inc.	$ 1,940,820

Managed Health Care - 0.6%
18,730(b)	Centene Corp.	$ 1,754,439
	Total Health Care Equipment & Services	$ 6,828,676

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
Household Products - 0.6%
20,500	Procter & Gamble Co.	$ 1,769,970

	Total Household & Personal Products	$ 1,769,970
INSURANCE - 1.9%
Insurance Brokers - 0.4%
14,535	Marsh & McLennan Cos., Inc.	$ 1,176,317

Life & Health Insurance - 0.8%
56,469	Sun Life Financial, Inc.	$ 2,198,338

Multi-line Insurance - 0.7%
31,933	Hartford Financial Services Group, Inc.	$ 1,757,912
	Total Insurance	$ 5,132,567

MATERIALS - 3.8%
Diversified Metals & Mining - 0.6%
37,296	BHP Billiton, Ltd. (A.D.R.)	$ 1,528,390

Paper Packaging - 0.7%
18,177	International Paper Co.	$ 1,040,997
19,748	Sealed Air Corp.	873,454
$ 1,914,451

Specialty Chemicals - 2.1%
8,835	Ecolab, Inc.	$ 1,154,381
23,589	HB Fuller Co.	1,341,506
8,603	Sherwin-Williams Co.	3,399,476
$ 5,895,363

Steel - 0.4%
17,696	Nucor Corp.	$ 1,023,359
	Total Materials	$ 10,361,563

MEDIA - 1.9%
Broadcasting - 0.4%
21,549	CBS Corp., Class B	$ 1,209,330

Cable & Satellite - 1.2%
87,578	Comcast Corp., Class A	$ 3,155,435

Movies & Entertainment - 0.3%
52,185	Regal Entertainment Group, Class A	$ 853,225
	Total Media	$ 5,217,990

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
Biotechnology - 1.7%
62,190	Gilead Sciences, Inc.	$ 4,661,763

Pharmaceuticals - 5.6%
49,740	AstraZeneca Plc (A.D.R.)	$ 1,716,030
51,466	GlaxoSmithKline Plc (A.D.R.)	1,874,906
10,419(b)	Jazz Pharmaceuticals Plc	1,474,601
164,801	Pfizer, Inc.	5,777,923
68,374	Zoetis, Inc., Class A	4,363,629
$ 15,207,089
	Total Pharmaceuticals, Biotechnology & Life Sciences	$ 19,868,852

Shares		Value
	REAL ESTATE - 2.4%
	Specialized REIT - 2.4%
18,190	Crown Castle International Corp.	$ 1,947,785
2,610	Equinix, Inc.	1,209,735
52,816	Iron Mountain, Inc.	2,112,640
20,818	Lamar Advertising Co., Class A	1,466,420
	Total Real Estate	$ 6,736,580
	RETAILING - 2.2%
	Home Improvement Retail - 2.2%
36,083	Home Depot, Inc.	$ 5,981,840

	Total Retailing	$ 5,981,840
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
	Semiconductors - 2.8%
33,785	Microchip Technology, Inc.	$ 3,202,818
55,247(b)	Micron Technology, Inc.	2,447,995
45,236	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	1,914,840
		$ 7,565,653
	Semiconductor Equipment - 0.6%
8,097	Lam Research Corp.	$ 1,688,791
	Total Semiconductors & Semiconductor Equipment	$ 9,254,444
	SOFTWARE & SERVICES - 8.6%
	Internet Software & Services - 4.7%
8,293(b)	Alphabet, Inc., Class A	$ 8,567,001
113,916(b)	eBay, Inc.	4,287,798
		$ 12,854,799

	IT Consulting & Other Services - 0.3%
14,538	Amdocs, Ltd.	$ 946,424

	Systems Software - 3.6%
116,586	Microsoft Corp.	$ 9,697,623
	Total Software & Services	$ 23,498,846

	TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
	Communications Equipment - 2.5%
202,517	Cisco Systems, Inc.	$ 6,915,956

	Computer Storage & Peripherals - 2.9%
47,038	Apple, Inc.	$ 7,951,303

	Electronic Manufacturing Services - 0.5%
13,984	TE Connectivity, Ltd.	$ 1,272,124

	Technology Hardware, Storage & Peripherals - 0.6%
72,425	HP, Inc.	$ 1,560,759
	Total Technology Hardware & Equipment	$ 17,700,142

	TELECOMMUNICATION SERVICES - 0.5%
	Integrated Telecommunication Services - 0.5%
74,939	CenturyLink, Inc.	$ 1,423,092

	Total Telecommunication Services	$ 1,423,092
	TOTAL COMMON STOCKS
	(Cost $135,079,593)	$ 173,956,401
Principal Amount USD ($)

	ASSET BACKED SECURITIES - 0.7% of Net Assets

250,000	Ascentium Equipment Receivables LLC, Series 2015-1A, Class D, 3.24%, 1/10/22 (144A)	$ 250,401
22,912(c)	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 1.742% (1 Month USD LIBOR + 50 bps), 6/28/44	22,877
150,000	California Republic Auto Receivables Trust, Series 2014-3, Class C, 3.61%, 6/17/21	150,475
189,338	CRG Issuer, Series 2015-1, Class A, 4.07%, 7/10/22 (144A)	188,865
48,684	FNA Trust, Series 2015-1, Class A, 3.24%, 12/10/23 (144A)	48,459
189,803	Nations Equipment Finance Funding II LLC, Series 2014-1A, Class B, 3.276%, 1/20/19 (144A)	189,803
350,000	Navitas Equipment Receivables LLC, Series 2015-1, Class C, 4.5%, 6/17/19 (144A)	352,889
265,000(c)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 2.813% (1 Month USD LIBOR + 158 bps), 12/25/34	266,959
115,552(d)	Towd Point Mortgage Trust, Series 2015-1, Class AES, 3.0%, 10/25/53 (144A)	116,575
14,243(e)	VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (144A)	14,245
203,571	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	205,538
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,789,053)	$ 1,807,086

	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4% of Net Assets

330,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 3.439% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	$ 330,637
500,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	513,912
300,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.371%, 10/10/47	310,304
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
500,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	$ 533,965
47,228	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	46,635
42,315(c)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1, 3.238% (1 Month USD LIBOR + 200 bps), 10/25/23	42,642
62,587(c)	Federal National Mortgage Association REMICS, Series 2006-23, Class FP, 1.538% (1 Month USD LIBOR + 30 bps), 4/25/36	62,562
44,985(c)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 1.558% (1 Month USD LIBOR + 32 bps), 11/25/36	44,859
157,686(c)	Federal National Mortgage Association REMICS, Series 2011-63, Class FG, 1.688% (1 Month USD LIBOR + 45 bps), 7/25/41	157,954
25,406(c)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 1.788% (1 Month USD LIBOR + 55 bps), 9/25/37	25,595
81,283	Federal National Mortgage Association REMICS, Series 2011-25, Class KA, 3.0%, 1/25/24	81,785
48,419(c)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 1.639% (1 Month USD LIBOR + 40 bps), 5/15/41	48,549
88,141(c)	Federal Home Loan Mortgage Corp. REMICS, Series 1671, Class S, 1.889% (1 Month USD LIBOR + 65 bps), 2/15/24	90,013
72,578	Federal Home Loan Mortgage Corp. REMICS, Series 3909, Class UG, 2.5%, 8/15/25	72,914
17,259	Federal Home Loan Mortgage Corp. REMICS, Series 3841, Class JK, 3.0%, 10/15/38	17,410
781,467	Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class HA, 3.5%, 11/15/25	816,992
54,373	Federal Home Loan Mortgage Corp. REMICS, Series 3738, Class BW, 3.5%, 10/15/28	54,474
4,093	Federal Home Loan Mortgage Corp. REMICS, Series 3227, Class PR, 5.5%, 9/15/35	4,090
109,000(d)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.812%, 6/25/47 (144A)	111,066
420,000(d)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.382%, 12/15/34 (144A)	424,673
41,993	Global Mortgage Securitization, Ltd., Series 2005-A, Class B1, 5.25%, 4/25/32 (144A)	41,463
1,863,841(d)(f)	Government National Mortgage Association, Series 2017-21, Class IO, 0.801%, 10/16/58	151,906
34,023(c)	Government National Mortgage Association, Series 2000-36, Class FG, 1.739% (1 Month USD LIBOR + 50 bps), 11/20/30	34,262
698,861(d)	JP Morgan Mortgage Trust, Series 2014-2, Class 1A1, 3.0%, 6/25/29 (144A)	707,379
578,761(d)	New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, 4.0%, 3/25/57 (144A)	599,643
647,101(d)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	644,940
43,818(d)	Sequoia Mortgage Trust, Series 2013-8, Class A2, 2.25%, 6/25/43	42,295
245,541(d)	Sequoia Mortgage Trust, Series 2015-4, Class A1, 3.0%, 11/25/30 (144A)	249,164
185,068(c)	Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 3.668% (1 Month USD LIBOR + 243 bps), 6/25/45 (144A)	186,215
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $6,442,400)	$ 6,448,298

	CORPORATE BONDS - 16.3% of Net Assets

	AUTOMOBILES & COMPONENTS - 0.4%
	Automobile Manufacturers - 0.4%
150,000	Dana Financing Luxembourg S.a.r.l., 6.5%, 6/1/26 (144A)	$ 163,125
250,000	Ford Motor Credit Co., LLC, 2.875%, 10/1/18	252,215
200,000	Ford Motor Credit Co., LLC, 3.219%, 1/9/22	203,023
225,000	Ford Motor Credit Co., LLC, 4.389%, 1/8/26	235,474
275,000	Toyota Motor Credit Corp., 2.125%, 7/18/19	276,393
	Total Automobiles & Components	$ 1,130,230

	BANKS - 1.2%
	Diversified Banks - 0.9%
275,000(a)(d)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	$ 308,344
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	214,642
200,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	212,294
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	263,702

200,000	HSBC Holdings Plc, 4.875%, 1/14/22	217,921
200,000(a)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	219,520
250,000	Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	280,086
250,000	Nordea Bank AB, 4.25%, 9/21/22 (144A)	264,135
400,000(a)(d)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	457,280
		$ 2,437,924

Principal Amount USD ($)		Value
	Regional Banks - 0.3%
300,000	KeyBank NA, 2.25%, 3/16/20	$ 300,893
120,000	Santander Holdings USA, Inc., 4.4%, 7/13/27 (144A)	123,229
300,000	SunTrust Bank, 2.45%, 8/1/22	298,700
		$ 722,822
	Total Banks	$ 3,160,746

	CAPITAL GOODS - 0.9%
	Aerospace & Defense - 0.5%
100,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$ 107,150
200,000	L3 Technologies, Inc., 3.95%, 5/28/24	208,217
280,000	Lockheed Martin Corp., 3.1%, 1/15/23	287,439
355,000	Rockwell Collins, Inc., 3.2%, 3/15/24	361,908
185,000	Spirit AeroSystems, Inc., 3.85%, 6/15/26	187,738
250,000(e)	United Technologies Corp., 1.778%, 5/4/18	249,964
		$ 1,402,416

	Building Products - 0.3%
450,000	Masco Corp., 4.45%, 4/1/25	$ 482,261
290,000	Owens Corning, 3.4%, 8/15/26	285,062
110,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	116,050
		$ 883,373

	Construction & Engineering - 0.1%
85,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$ 87,762
60,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	63,000
		$ 150,762
	Total Capital Goods	$ 2,436,551

	COMMERCIAL SERVICES & SUPPLIES - 0.1%
	Environmental & Facilities Services - 0.0%†
75,000	Republic Services, Inc., 2.9%, 7/1/26	$ 73,382

	Research & Consulting Services - 0.1%
186,000	Verisk Analytics, Inc., 5.5%, 6/15/45	$ 211,727
	Total Commercial Services & Supplies	$ 285,109

	CONSUMER DURABLES & APPAREL - 0.1%
	Homebuilding - 0.1%
175,000	Lennar Corp., 4.75%, 4/1/21	$ 183,312

	Total Consumer Durables & Apparel	$ 183,312

	CONSUMER SERVICES - 0.1%
	Education Services - 0.1%
250,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$ 335,246

	Total Consumer Services	$ 335,246

	DIVERSIFIED FINANCIALS - 1.6%
	Asset Management & Custody Banks - 0.2%
280,000(c)	Bank of New York Mellon Corp., 2.428% (3 Month USD LIBOR + 105 bps), 10/30/23	$ 287,434
250,000	Blackstone Holdings Finance Co., LLC, 5.0%, 6/15/44 (144A)	281,157
110,000	Legg Mason, Inc., 3.95%, 7/15/24	113,085
		$ 681,676

	Consumer Finance - 0.3%
250,000	Ally Financial, Inc., 4.625%, 3/30/25	$ 265,938
300,000	Capital One Financial Corp., 3.75%, 4/24/24	310,895
380,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	389,274
		$ 966,107

	Diversified Capital Markets - 0.4%
265,000(a)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$ 290,175
400,000(c)	ICBCIL Finance Co., Ltd., 2.979% (3 Month USD LIBOR + 167 bps), 11/13/18 (144A)	403,653
265,000(a)(d)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	290,838
		$ 984,666

	Investment Banking & Brokerage - 0.3%
85,000	E*TRADE Financial Corp., 2.95%, 8/24/22	$ 85,040
195,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	194,322
250,000	Morgan Stanley, 4.1%, 5/22/23	263,202
175,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	177,166
		$ 719,730

	Other Diversified Financial Services - 0.2%
121,000	General Electric Co., 6.75%, 3/15/32	$ 167,150

400,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	396,388
		$ 563,538

	Specialized Finance - 0.2%
325,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	$ 323,443
250,000	USAA Capital Corp., 2.45%, 8/1/20 (144A)	251,518
		$ 574,961
	Total Diversified Financials	$ 4,490,678

Principal Amount USD ($)		Value
	ENERGY - 2.6%
	Coal & Consumable Fuels - 0.1%
250,000	Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	$ 306,078

	Integrated Oil & Gas - 0.3%
170,000	BP Capital Markets Plc, 3.062%, 3/17/22	$ 174,390
185,000	Petroleos Mexicanos, 3.5%, 1/30/23	180,615
70,000	Petroleos Mexicanos, 6.5%, 3/13/27 (144A)	76,440
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	269,217
		$ 700,662

	Oil & Gas Drilling - 0.0%†
100,000	Rowan Cos., Inc., 4.75%, 1/15/24	$ 88,750
51,000	Rowan Cos., Inc., 5.85%, 1/15/44	41,055
		$ 129,805

	Oil & Gas Exploration & Production - 0.2%
213,000	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	$ 263,321
35,000	Canadian Natural Resources, Ltd., 6.75%, 2/1/39	43,689
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	213,204
110,000	Newfield Exploration Co., 5.625%, 7/1/24	118,937
		$ 639,151

	Oil & Gas Refining & Marketing - 0.5%
300,000	GS Caltex Corp., 3.25%, 10/1/18 (144A)	$ 301,557
360,000	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	383,740
162,000	Valero Energy Corp., 6.625%, 6/15/37	207,949
370,000	Valero Energy Corp., 9.375%, 3/15/19	405,852
		$ 1,299,098

	Oil & Gas Storage & Transportation - 1.5%
215,000	Boardwalk Pipelines LP, 4.95%, 12/15/24	$ 229,367
135,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	139,050
175,000	DCP Midstream Operating LP, 5.6%, 4/1/44	167,125
200,000	DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)	218,000
227,000	Enable Midstream Partners LP, 3.9%, 5/15/24	228,868
68,000	Enable Midstream Partners LP, 4.4%, 3/15/27	69,569
250,000	Energy Transfer LP, 2.5%, 6/15/18	250,972
460,000	Kinder Morgan, Inc., 5.05%, 2/15/46	474,638
125,000	MPLX LP, 4.125%, 3/1/27	128,587
105,000	MPLX LP, 4.875%, 12/1/24	114,194
55,000	MPLX LP, 4.875%, 6/1/25	59,570
105,000	MPLX LP, 5.5%, 2/15/23	108,119
300,000	Phillips 66 Partners LP, 3.75%, 3/1/28	301,140
170,000	Plains All American Pipeline LP / PAA Finance Corp., 4.5%, 12/15/26	173,660
75,000	Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/25	77,720
290,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	312,008
200,000	Spectra Energy Capital LLC, 6.75%, 7/15/18	206,172
175,000	Sunoco Logistics Partners Operations LP, 3.9%, 7/15/26	174,059
125,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	124,939
176,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	176,440
100,000	TransCanada PipeLines, Ltd., 1.875%, 1/12/18	100,064
242,000	Williams Cos., Inc., 7.75%, 6/15/31	295,240
		$ 4,129,501
	Total Energy	$ 7,204,295

	FOOD & STAPLES RETAILING - 0.2%
	Drug Retail - 0.1%
136,053	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$ 146,556
101,554	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	113,800
		$ 260,356
	Food Retail - 0.1%
170,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$ 170,574
	Total Food & Staples Retailing	$ 430,930

	FOOD, BEVERAGE & TOBACCO - 0.8%
	Brewers - 0.0%†
55,000	Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	$ 58,771

	Distillers & Vintners - 0.1%
230,000	Constellation Brands, Inc., 3.7%, 12/6/26	$ 236,571

	Distillers & Vintners - (continued)
150,000	Pernod Ricard SA, 3.25%, 6/8/26 (144A)	150,503
		$ 387,074

	Packaged Foods & Meats - 0.5%
300,000(c)	Kraft Heinz Foods Co., 1.879% (3 Month USD LIBOR + 57 bps), 2/10/21	$ 300,474
250,000	Kraft Heinz Foods Co., 3.95%, 7/15/25	259,409
Principal Amount USD ($)		Value
	Packaged Foods & Meats - (continued)
300,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	$ 294,396
50,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	49,600
175,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	175,489
85,000(c)	Tyson Foods, Inc., 1.764% (3 Month USD LIBOR + 45 bps), 8/21/20	85,162
80,000(c)	Tyson Foods, Inc., 1.868% (3 Month USD LIBOR + 55 bps), 6/2/20	80,414
		$ 1,244,944

	Tobacco - 0.2%
74,000	BAT Capital Corp., 4.39%, 8/15/37 (144A)	$ 76,016
370,000	Reynolds American, Inc., 4.45%, 6/12/25	398,258
		$ 474,274
	Total Food, Beverage & Tobacco	$ 2,165,063

	HEALTH CARE EQUIPMENT & SERVICES - 0.3%
	Health Care Distributors - 0.1%
200,000	Cardinal Health, Inc., 3.079%, 6/15/24	$ 198,677

	Health Care Equipment - 0.1%
176,000	Becton Dickinson and Co., 3.734%, 12/15/24	$ 180,878

	Health Care Facilities - 0.0%†
140,000	HCA, Inc., 5.375%, 2/1/25	$ 144,375

	Managed Health Care - 0.1%
100,000	Humana, Inc., 3.95%, 3/15/27	$ 103,277
110,000	Molina Healthcare, Inc., 5.375%, 11/15/22	114,455
		$ 217,732
	Total Health Care Equipment & Services	$ 741,662

	INSURANCE - 2.1%
	Insurance Brokers - 0.1%
275,000	Brown & Brown, Inc., 4.2%, 9/15/24	$ 289,034

	Life & Health Insurance - 0.5%
160,000	Aflac, Inc., 3.625%, 11/15/24	$ 168,940
220,000	Principal Financial Group, Inc., 3.3%, 9/15/22	225,787
75,000	Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	74,583
335,000	Protective Life Corp., 7.375%, 10/15/19	367,265
150,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	148,979
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	114,289
110,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	124,951
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	27,682
		$ 1,252,476

	Multi-line Insurance - 0.2%
200,000	American International Group, Inc., 3.875%, 1/15/35	$ 197,976
250,000	AXA SA, 8.6%, 12/15/30	360,000
		$ 557,976

	Property & Casualty Insurance - 0.2%
250,000	CNA Financial Corp., 4.5%, 3/1/26	$ 268,332
225,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	225,450
		$ 493,782

	Reinsurance - 1.1%
250,000(c)	Alamo Re, Ltd., 5.944% (3 Month Treasury Bill + 481 bps), 6/7/18 (144A) (Cat Bond)	$ 253,450
250,000(c)	Kilimanjaro Re, Ltd., 4.879% (3 Month Treasury Bill + 375 bps), 11/25/19 (144A) (Cat Bond)	254,475
250,000(c)	Kilimanjaro Re, Ltd., 5.879% (3 Month Treasury Bill + 475 bps), 4/30/18 (144A) (Cat Bond)	252,825
250,000(c)	Kilimanjaro Re, Ltd., Series 2015-1, Class E, 7.879% (3 Month Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	252,725
250,000(c)	Kilimanjaro Re, Ltd., Series 2015-1, Class D, 10.379% (3 Month Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	244,550
150,000+(g)(h)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19	8,400
100,000+(g)(h)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20	90,090
250,000+(g)(h)	Madison Re, Variable Rate Notes, 3/31/19	15,875
250,000(c)	PennUnion Re, Ltd., 5.634% (3 Month Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	252,775
250,000(c)	Queen Street X Re, Ltd., 6.884% (3 Month Treasury Bill + 575 bps), 6/8/18 (144A) (Cat Bond)	251,050
250,000(c)	Residential Reinsurance 2013, Ltd., 6.381% (3 Month Treasury Bill + 525 bps), 12/6/17 (144A) (Cat Bond)	250,500
250,000(c)	Residential Reinsurance 2016, Ltd., 5.061% (3 Month Treasury Bill + 393 bps), 12/6/20 (144A) (Cat Bond)	248,250
250,000+(g)(h)	Resilience Re, Ltd., Variable Rate Notes, 4/6/18	217,200
250,000(c)	Sanders Re, Ltd., 4.091% (3 Month Treasury Bill + 296 bps), 5/25/18 (144A) (Cat Bond)	250,625
Principal Amount USD ($)		Value
	Reinsurance - (continued)
404+(g)(h)	Sector Re V, Ltd. (Swiss Re), Series 6, Class A, Variable Rate Notes, 3/1/21 (144A)	$ 21,000
250,000+(g)(h)	Sector Re V, Ltd. (Swiss Re), Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	204,325
		$ 3,068,115
	Total Insurance	$ 5,661,383

	MATERIALS - 0.4%
	Commodity Chemicals - 0.0%†
70,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	$ 71,313

	Diversified Chemicals - 0.1%
195,000	CF Industries, Inc., 5.375%, 3/15/44	$ 187,200

	Diversified Metals & Mining - 0.1%
200,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	$ 213,617

	Fertilizers & Agricultural Chemicals - 0.1%
121,000	Agrium, Inc., 5.25%, 1/15/45	$ 139,711

	Metal & Glass Containers - 0.0%†
125,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	$ 125,000

	Paper Packaging - 0.1%
250,000	International Paper Co., 6.0%, 11/15/41	$ 311,484
	Total Materials	$ 1,048,325

	MEDIA - 0.4%
	Cable & Satellite - 0.4%
225,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	$ 259,307
270,000	Comcast Corp., 6.5%, 11/15/35	361,040
300,000	Cox Communications, Inc., 3.35%, 9/15/26 (144A)	294,415
85,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	89,569
25,000	Time Warner Cable LLC, 6.55%, 5/1/37	29,366
100,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	108,000
	Total Media	$ 1,141,697

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
	Biotechnology - 0.5%
300,000	AbbVie, Inc., 3.2%, 5/14/26	$ 297,917
115,000	AbbVie, Inc., 3.6%, 5/14/25	118,214
230,000	Amgen, Inc., 4.4%, 5/1/45	242,171
340,000	Baxalta, Inc., 3.6%, 6/23/22	352,215
250,000	Biogen, Inc., 4.05%, 9/15/25	265,556
		$ 1,276,073

	Life Sciences Tools & Services - 0.1%
350,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	$ 354,259

	Pharmaceuticals - 0.3%
300,000	Mylan NV, 3.95%, 6/15/26	$ 299,646
285,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	291,403
295,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	271,418
		$ 862,467
	Total Pharmaceuticals, Biotechnology & Life Sciences	$ 2,492,799

	REAL ESTATE - 0.7%
	Diversified REIT - 0.2%
300,000	Duke Realty LP, 3.75%, 12/1/24	$ 310,864
250,000	Essex Portfolio LP, 3.5%, 4/1/25	252,745
125,000	Ventas Realty LP, 3.125%, 6/15/23	125,235
		$ 688,844

	Health Care REIT - 0.1%
280,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$ 276,318

	Office REIT - 0.3%
100,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	$ 102,452
110,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	117,345
250,000	Highwoods Realty LP, 3.625%, 1/15/23	253,492
250,000	Piedmont Operating Partnership LP, 3.4%, 6/1/23	250,284
		$ 723,573

	Residential REIT - 0.1%
270,000	UDR, Inc., 4.0%, 10/1/25	$ 281,470
	Total Real Estate	$ 1,970,205

	RETAILING - 0.4%
	Home Improvement Retail - 0.1%
250,000	Home Depot, Inc., 2.625%, 6/1/22	$ 254,335

	Internet & Direct Marketing Retail - 0.1%
80,000	Amazon.com, Inc., 2.8%, 8/22/24 (144A)	$ 80,108

Principal Amount USD ($)		Value
	Internet & Direct Marketing Retail (continued)
120,000	Priceline Group, Inc., 3.55%, 3/15/28	$ 120,962
		$ 201,070
	Internet Retail - 0.2%
275,000	Expedia, Inc., 5.0%, 2/15/26	297,770
285,000	Priceline Group, Inc., 3.65%, 3/15/25	293,091
		$ 590,861
	Total Retailing	$ 1,046,266

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	Semiconductors - 0.2%
285,000	Broadcom Corp / Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24 (144A)	$ 294,357
250,000	Intel Corp., 4.9%, 7/29/45	297,091
	Total Semiconductors & Semiconductor Equipment	$ 591,448

	SOFTWARE & SERVICES - 0.2%
	Data Processing & Outsourced Services - 0.0%†
115,000	Visa, Inc., 2.2%, 12/14/20	$ 115,818

	Systems Software - 0.2%
150,000	Microsoft Corp., 2.0%, 8/8/23	$ 146,389
250,000	Oracle Corp., 2.5%, 5/15/22	251,886
		$ 398,275
	Total Software & Services	$ 514,093

	TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
	Electronic Components - 0.1%
220,000	Amphenol Corp., 3.125%, 9/15/21	$ 224,448
81,000	Amphenol Corp., 3.2%, 4/1/24	81,636
		$ 306,084

	Electronic Manufacturing Services - 0.1%
250,000	Flex, Ltd., 4.75%, 6/15/25	$ 269,193

	Technology Hardware, Storage & Peripherals - 0.0%†
80,000	NCR Corp., 6.375%, 12/15/23	$ 85,205
	Total Technology Hardware & Equipment	$ 660,482

	TELECOMMUNICATION SERVICES - 0.2%
	Integrated Telecommunication Services - 0.0%†
110,000	CenturyLink, Inc., 5.8%, 3/15/22	$ 111,650

	Wireless Telecommunication Services - 0.2%
250,000	Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)	$ 253,935
140,000	Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)	148,957
100,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	103,558
		$ 506,450
	Total Telecommunication Services	$ 618,100

	TRANSPORTATION - 0.4%
	Airlines - 0.0%†
40,760	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	$ 42,028

	Highways & Railtracks - 0.1%
300,000	ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	$ 300,762

	Railroads - 0.3%
150,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43	$ 180,004
250,000	TTX Co., 2.25%, 2/1/19 (144A)	250,286
370,000	Union Pacific Corp., 3.375%, 2/1/35	367,657
		$ 797,947
	Total Transportation	$ 1,140,737

	UTILITIES - 1.9%
	Electric Utilities - 1.5%
87,000	AES Corp., 5.125%, 9/1/27	$ 89,305
200,000	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)	226,474
310,000	Duquesne Light Holdings, Inc., 3.616%, 8/1/27 (144A)	308,458
230,000	Edison International, 2.95%, 3/15/23	232,811
250,000(a)(d)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	260,312
100,000	Electricite de France SA, 6.0%, 1/22/14 (144A)	111,154
200,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	247,000
250,000	Exelon Corp., 2.85%, 6/15/20	254,356
57,100	FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)	58,527
560,000	Iberdrola International BV, 6.75%, 7/15/36	730,514
200,000	Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	211,483
125,000	Nevada Power Co., 6.5%, 8/1/18	129,476
265,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	272,941
39,934	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	39,435
250,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	246,773

275,000	Public Service Co. of New Mexico, 7.95%, 5/15/18	283,966
250,000	Southwestern Electric Power Co., 3.9%, 4/1/45	251,630
		$ 3,954,615

Principal Amount USD ($)		Value
	Gas Utilities - 0.2%
60,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.5%, 5/20/25	$ 61,350
75,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	74,946
250,000	Southern California Gas Co., 5.125%, 11/15/40	296,104
		$ 432,400

	Independent Power Producers & Energy Traders - 0.1%
66,895	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$ 77,895
170,000	Calpine Corp., 5.75%, 1/15/25	161,500
115,000	NRG Energy, Inc., 6.625%, 3/15/23	119,025
		$ 358,420

	Multi-Utilities - 0.1%
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$ 248,274
85,000	Dominion Energy, Inc., 4.45%, 3/15/21	90,789
		$ 339,063
	Total Utilities	$ 5,084,498
	TOTAL CORPORATE BONDS
	(Cost $43,046,185)	$ 44,533,855

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.6% of Net Assets
47,888	Fannie Mae, 2.5%, 3/1/43	$ 46,455
36,093	Fannie Mae, 2.5%, 4/1/43	35,013
17,713	Fannie Mae, 2.5%, 8/1/43	17,183
41,258	Fannie Mae, 2.5%, 4/1/45	39,858
31,168	Fannie Mae, 2.5%, 4/1/45	30,110
41,399	Fannie Mae, 2.5%, 8/1/45	39,996
94,820	Fannie Mae, 3.0%, 10/1/30	97,356
205,443	Fannie Mae, 3.0%, 5/1/31	211,079
281,027	Fannie Mae, 3.0%, 5/1/43	282,696
226,126	Fannie Mae, 3.0%, 6/1/45	227,273
95,306	Fannie Mae, 3.0%, 5/1/46	95,823
21,825	Fannie Mae, 3.0%, 5/1/46	21,918
258,905	Fannie Mae, 3.0%, 11/1/46	259,197
223,269	Fannie Mae, 3.0%, 1/1/47	224,483
73,954	Fannie Mae, 3.0%, 3/1/47	74,038
1,217,840	Fannie Mae, 3.5%, 7/1/43	1,254,572
681,833	Fannie Mae, 3.5%, 9/1/44	701,404
1,548,967	Fannie Mae, 3.5%, 12/1/45	1,593,427
172,203	Fannie Mae, 3.5%, 1/1/46	177,146
255,336	Fannie Mae, 3.5%, 9/1/46	262,665
319,343	Fannie Mae, 3.5%, 1/1/47	329,489
98,001	Fannie Mae, 3.5%, 1/1/47	100,814
535,641	Fannie Mae, 3.5%, 5/1/47	551,016
287,841	Fannie Mae, 3.5%, 5/1/47	296,103
219,624	Fannie Mae, 3.5%, 5/1/47	225,927
207,521	Fannie Mae, 3.5%, 7/1/47	213,477
285,823	Fannie Mae, 3.5%, 7/1/47	294,027
472,883	Fannie Mae, 3.5%, 8/1/47	486,456
37,625	Fannie Mae, 3.5%, 8/1/47	38,705
255,090	Fannie Mae, 4.0%, 9/1/40	268,954
364,196	Fannie Mae, 4.0%, 9/1/40	383,972
194,167	Fannie Mae, 4.0%, 10/1/40	207,499
85,224	Fannie Mae, 4.0%, 1/1/41	89,851
683,558	Fannie Mae, 4.0%, 2/1/41	720,517
368,048	Fannie Mae, 4.0%, 2/1/41	387,829
425,426	Fannie Mae, 4.0%, 3/1/41	448,414
550,350	Fannie Mae, 4.0%, 6/1/42	580,135
206,094	Fannie Mae, 4.0%, 9/1/42	217,226
370,669	Fannie Mae, 4.0%, 7/1/43	389,115
195,242	Fannie Mae, 4.0%, 8/1/43	205,296
270,619	Fannie Mae, 4.0%, 8/1/43	284,519
251,730	Fannie Mae, 4.0%, 7/1/44	264,440
313,130	Fannie Mae, 4.0%, 9/1/44	328,958
343,098	Fannie Mae, 4.0%, 9/1/45	360,222
141,704	Fannie Mae, 4.0%, 10/1/45	148,756
174,907	Fannie Mae, 4.0%, 6/1/46	183,633
188,271	Fannie Mae, 4.0%, 7/1/46	197,678
186,531	Fannie Mae, 4.0%, 8/1/46	195,852
86,536	Fannie Mae, 4.0%, 4/1/47	91,408
233,543	Fannie Mae, 4.0%, 6/1/47	245,515
49,716	Fannie Mae, 4.0%, 6/1/47	52,525
124,287	Fannie Mae, 4.0%, 6/1/47	130,649
24,848	Fannie Mae, 4.0%, 6/1/47	26,252
74,255	Fannie Mae, 4.0%, 6/1/47	78,047
80,051	Fannie Mae, 4.0%, 7/1/47	84,129
136,437	Fannie Mae, 4.0%, 8/1/47	143,474
74,649	Fannie Mae, 4.0%, 8/1/47	78,471
195,000	Fannie Mae, 4.0%, 11/1/47 (TBA)	204,674
14,238	Fannie Mae, 4.5%, 11/1/20	14,576
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
437,778	Fannie Mae, 4.5%, 6/1/40	$ 471,174
329,756	Fannie Mae, 4.5%, 4/1/41	355,086
6,899	Fannie Mae, 4.5%, 12/1/43	7,488
380,186	Fannie Mae, 4.5%, 12/1/43	407,043
176,875	Fannie Mae, 4.5%, 5/1/46	189,157
109,386	Fannie Mae, 4.5%, 2/1/47	116,993
2,495	Fannie Mae, 5.0%, 5/1/18	2,535
217,995	Fannie Mae, 5.0%, 5/1/31	236,954
4,273	Fannie Mae, 5.0%, 6/1/37	4,635
36,814	Fannie Mae, 5.5%, 3/1/23	38,870
6,505	Fannie Mae, 5.5%, 3/1/34	7,169
13,043	Fannie Mae, 5.5%, 12/1/34	14,557
85,535	Fannie Mae, 5.5%, 10/1/35	94,973
35,508	Fannie Mae, 5.5%, 12/1/35	39,611
38,419	Fannie Mae, 5.5%, 12/1/35	42,861
28,504	Fannie Mae, 5.5%, 5/1/37	31,580
134,373	Fannie Mae, 5.5%, 5/1/38	149,011
945	Fannie Mae, 6.0%, 9/1/29	1,069
2,519	Fannie Mae, 6.0%, 8/1/32	2,858
22,074	Fannie Mae, 6.0%, 12/1/33	25,033
18,023	Fannie Mae, 6.0%, 10/1/37	20,283
10,323	Fannie Mae, 6.0%, 12/1/37	11,626
17,989	Fannie Mae, 6.5%, 4/1/29	20,300
4,260	Fannie Mae, 6.5%, 7/1/29	4,721
25,585	Fannie Mae, 6.5%, 5/1/32	29,162
20,334	Fannie Mae, 6.5%, 9/1/32	22,993
9,268	Fannie Mae, 6.5%, 10/1/32	10,299
10,742	Fannie Mae, 7.0%, 1/1/36	11,975
35,320	Federal Home Loan Mortgage Corp., 3.0%, 11/1/30	36,247
76,511	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	77,034
145,849	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	146,846
83,023	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	83,527
160,152	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	161,021
59,105	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	59,235
38,842	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	39,000
162,968	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	163,342
135,806	Federal Home Loan Mortgage Corp., 3.5%, 3/1/26	141,419
184,899	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	193,606
319,659	Federal Home Loan Mortgage Corp., 3.5%, 3/1/42	330,221
1,320,180	Federal Home Loan Mortgage Corp., 3.5%, 9/1/42	1,363,879
486,613	Federal Home Loan Mortgage Corp., 3.5%, 7/1/44	501,681
65,539	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	67,569
449,169	Federal Home Loan Mortgage Corp., 3.5%, 1/1/45	462,064
1,396,811	Federal Home Loan Mortgage Corp., 3.5%, 3/1/45	1,436,910
505,175	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	519,677
116,634	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	119,982
297,376	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	307,172
270,385	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	279,788
311,424	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	321,718
103,949	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	106,933
24,833	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	25,655
99,397	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	102,250
49,684	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	51,110
231,416	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	238,060
216,018	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	222,220
260,000	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	267,464
290,585	Federal Home Loan Mortgage Corp., 4.0%, 2/1/40	306,163
528,095	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	556,230
590,403	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	621,942
338,714	Federal Home Loan Mortgage Corp., 4.0%, 1/1/41	356,833
802,381	Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	842,292
227,298	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	238,590
236,311	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	248,045
703,055	Federal Home Loan Mortgage Corp., 4.0%, 10/1/44	737,964
248,501	Federal Home Loan Mortgage Corp., 4.0%, 11/1/44	260,840
194,180	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	205,235
59,404	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	62,786
97,510	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	103,062
194,329	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	203,978
330,799	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	347,224
49,093	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	51,530
548,164	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	575,382
180,000	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	188,938
55,397	Federal Home Loan Mortgage Corp., 4.5%, 8/1/34	59,405
208,573	Federal Home Loan Mortgage Corp., 4.5%, 5/1/40	223,613
110,075	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	118,003
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
210,193	Federal Home Loan Mortgage Corp., 4.5%, 5/1/41	$225,385
199,772	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	213,409
39,433	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	43,087
37,846	Federal Home Loan Mortgage Corp., 5.0%, 8/1/37	41,206
8,751	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	9,610
16,825	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	18,501
22,610	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	25,278
31,908	Federal Home Loan Mortgage Corp., 6.0%, 4/1/33	35,822
15,913	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	17,918
26,284	Federal Home Loan Mortgage Corp., 6.0%, 10/1/38	29,579
11,289	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	13,055
73,552	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	79,735
239,407	Government National Mortgage Association I, 3.5%, 11/15/41	249,317
42,189	Government National Mortgage Association I, 3.5%, 10/15/42	44,013
506,311	Government National Mortgage Association I, 4.0%, 9/15/41	534,684
103,736	Government National Mortgage Association I, 4.0%, 4/15/45	109,130
162,697	Government National Mortgage Association I, 4.0%, 6/15/45	171,095
77,004	Government National Mortgage Association I, 4.5%, 5/15/39	83,438
1,032	Government National Mortgage Association I, 5.0%, 2/15/18	1,035
1,581	Government National Mortgage Association I, 5.0%, 2/15/18	1,586
13,594	Government National Mortgage Association I, 5.5%, 8/15/33	15,241
17,558	Government National Mortgage Association I, 5.5%, 9/15/33	19,469
15,245	Government National Mortgage Association I, 6.0%, 10/15/33	17,319
10,730	Government National Mortgage Association I, 6.0%, 9/15/34	12,064
90,090	Government National Mortgage Association I, 6.0%, 9/15/38	102,170
14,624	Government National Mortgage Association I, 6.5%, 10/15/28	16,189
35,572	Government National Mortgage Association I, 6.5%, 5/15/31	39,378
21,412	Government National Mortgage Association I, 6.5%, 6/15/32	24,554
25,327	Government National Mortgage Association I, 6.5%, 12/15/32	29,540
23,871	Government National Mortgage Association I, 6.5%, 5/15/33	26,425
414	Government National Mortgage Association I, 7.0%, 8/15/28	465
3,046	Government National Mortgage Association I, 8.0%, 2/15/30	3,072
117,088	Government National Mortgage Association II, 3.0%, 8/20/46	118,582
362,200	Government National Mortgage Association II, 3.0%, 9/20/46	366,819
254,464	Government National Mortgage Association II, 3.5%, 11/20/46	264,273
250,000	Government National Mortgage Association II, 3.5%, 10/20/47	259,637
204,145	Government National Mortgage Association II, 4.0%, 10/20/46	214,514
273,682	Government National Mortgage Association II, 4.0%, 1/20/47	287,590
51,739	Government National Mortgage Association II, 4.5%, 10/20/44	54,905
109,591	Government National Mortgage Association II, 4.5%, 11/20/44	116,295
258,175	Government National Mortgage Association II, 4.5%, 8/20/47	274,321
200,000	Government National Mortgage Association II, 4.5%, 10/20/47	212,637
32,919	Government National Mortgage Association II, 5.5%, 2/20/34	36,690
53,116	Government National Mortgage Association II, 6.5%, 11/20/28	61,314
2,289	Government National Mortgage Association II, 7.5%, 9/20/29	2,674
521,315	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	498,386
483,118	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	476,883
2,497,218	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	2,538,692
		$ 39,780,974
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $39,960,479)	$ 39,780,974

	FOREIGN GOVERNMENT BOND - 0.1% of Net Assets
	Kuwait - 0.1%
200,000	Kuwait International Government Bond, 3.5%, 3/20/27 (144A)	$ 204,000

	TOTAL FOREIGN GOVERNMENT BOND
	(Cost $198,153)	$ 204,000

	MUNICIPAL BONDS - 0.6% of Net Assets (i)
	Higher Municipal Education - 0.4%
300,000	Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19	$ 312,922
137,000	George Washington University, 3.485%, 9/15/22	141,453
430,000	University of California, Series AG, 3.063%, 7/1/25	439,004
200,000	University of California, Series AG, 4.062%, 5/15/33	209,246
		$ 1,102,625
	Municipal Education - 0.1%
100,000	Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43	$ 116,226

	Municipal Medical - 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 99,849

	Municipal General - 0.1%
100,000(j)	Central Texas Regional Mobility Authority, 1/1/25	$ 81,075
Principal Amount USD ($)		Value
	Municipal General - (continued)
200,000	JobsOhio Beverage System, Series B, 3.985%, 1/1/29	212,278
		$ 293,353
	TOTAL MUNICIPAL BONDS
	(Cost $1,535,542)	$ 1,612,053

	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.5% of Net Assets*(c)
	CAPITAL GOODS - 0.1%
	Industrial Machinery - 0.1%
243,163	Mueller Water Products, Inc., Initial Term Loan, 3.77% (LIBOR + 250 bps), 11/25/21	$ 245,442

	Total Capital Goods	$ 245,442

	CONSUMER SERVICES - 0.1%
	Leisure Facilities - 0.1%
172,389	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.24% (LIBOR + 200 bps/PRIME + 100 bps + bps), 6/30/22	$ 173,816

	Total Consumer Services	$ 173,816

	DIVERSIFIED FINANCIALS - 0.0%†
	Other Diversified Financial Services - 0.0%†
136,094	Fly Funding II S.à r.l., Term Loan, 3.56% (LIBOR + 225 bps), 2/9/23	$ 136,774

	Total Diversified Financials	$ 136,774

	FOOD, BEVERAGE & TOBACCO - 0.1%
	Agricultural Products - 0.1%
227,947	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B USD Loan, 3.795% (LIBOR + 250 bps/PRIME + 150 bps + bps), 1/6/21	$ 231,008

		Total Food, Beverage & Tobacco			$ 231,008

MEDIA - 0.0%†
Broadcasting - 0.0%†
72,011		Sinclair Television Group, Inc., Tranche B Term Loan, 3.5% (LIBOR + 225 bps), 1/3/24			$ 72,281

Movies & Entertainment - 0.0%†
54,596		Kasima LLC, Term Loan, 3.826% (LIBOR + 250 bps), 5/17/21			$ 55,050
		Total Media			$ 127,331

TELECOMMUNICATION SERVICES - 0.0%†
Integrated Telecommunication Services - 0.0%†
146,141		General Communications, Inc., New Term B Loan, 3.49% (LIBOR + 225 bps), 2/2/22			$ 146,644

		Total Telecommunication Services			$ 146,644

UTILITIES - 0.2%
Electric Utilities - 0.2%
240,021		APLH Holdings LP, Term Loan, 4.74% (LIBOR + 350 bps), 4/13/23			$ 242,522
216,545		Calpine Construction Finance Co. LP, Term B-2 Loan, 3.75% (LIBOR + 250 bps), 1/31/22			216,917
		Total Utilities			$ 459,439
TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $1,500,862)			$ 1,520,454
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.4%
		(Cost - $230,857,331)			$ 271,370,238
Shares		Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
AFFILIATED ISSUER - 0.3%

CLOSED-END FUND - 0.3% of Net Assets
INSURANCE - 0.3%
Property & Casualty Insurance - 0.3%
87,302	Pioneer ILS Interval Fund(k)	--	–	(85,556)	$ 839,845

		Total Insurance			$ 839,845
TOTAL CLOSED-END FUND
		(Cost $909,321)			$ 839,845
TOTAL INVESTMENTS IN AFFILIATED ISSUERS - 0.3%
		(Cost - $909,321)			$ 839,845
		OTHER ASSETS AND LIABILITIES - 0.3%			$ 937,526
		NET ASSETS - 100.0%			$ 273,147,609

(A.D.R.)	American Depositary Receipts.
BPS	Basis Point.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(TBA)	"To Be Announced" Securities.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2017, the value of these securities amounted to $17,822,048, or 6.5% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At October 31, 2017, the value of these securities amounted to $2,511,225, or 0.9% of net assets.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (j) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2017

+	Securities that used significant unobservable inputs to determine their value.

(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Non-income producing.
(c)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2017.
(d)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at October 31, 2017.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at October 31, 2017.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Structured reinsurance investment. At October 31, 2017, the value of these securities amounted to $556,890, or 0.2% of net assets.
(h)	Rate to be determined.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the Adviser).

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Settlement Month/Day/ Year	Notional Amount	Market Value	Unrealized Depreciation
25	U.S. 2-Year Note (CBT)	12/29/17	$ 5,406,249	$ 5,383,984	$ (22,265)
8	U.S. Long Bond (CBT)	12/19/17	1,243,476	1,219,750	(23,726)
12	U.S. Ultra Bond (CBT)	12/19/17	1,992,298	1,977,375	(14,923)
			$ 8,642,023	$ 8,581,109	$ (60,914)

Number of Contracts (Short)	Description	Settlement Month/Day/ Year	Notional Amount	Market Value	Unrealized Appreciation
(110)	U.S. 5-Year Note (CBT)	12/29/17	$ (13,016,184)	$ (12,890,625)	$ 125,559
(22)	U.S. 10-Year Ultra	12/19/17	(2,991,944)	(2,946,281)	45,663
(54)	U.S. 10-Year Note (CBT)	12/19/17	(6,806,757)	(6,746,625)	60,132
			$ (22,814,885)	$ (22,583,531)	$ 231,354
TOTAL FUTURES CONTRACTS			$ (14,172,862)	$ (14,002,422)	$ 170,440

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2017, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total

Convertible Preferred Stock	$1,507,117	$ –	$ –	$1,507,117
Common Stocks	173,956,401	–	–	173,956,401
Asset Backed Securities	–	1,807,086	–	1,807,086
Collateralized Mortgage Obligations	–	6,448,298	–	6,448,298
Corporate Bonds
Insurance
Reinsurance	–	2,511,225	556,890	3,068,115
All Other Corporate Bonds	–	41,465,740	–	41,465,740
U.S. Government and Agency Obligations	–	39,780,974	–	39,780,974
Foreign Government Bond	–	204,000	–	204,000
Municipal Bonds	–	1,612,053	–	1,612,053
Senior Secured Floating Rate Loan Interests	–	1,520,454	–	1,520,454
Closed-End Fund	839,845	–	–	839,845
Total Investments in Securities	$176,303,363	$95,349,830	$556,890	$272,210,083

Other Financial Instruments
Net unrealized appreciation on futures contracts	$ 170,440	$ –	$ –	$ 170,440
Total Other Financial Instruments	$ 170,440	$ –	$ –	$ 170,440

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 10/31/16	$ 653,839
Realized gain (loss)[1]	–
Changed in unrealized appreciation (depreciation)[2]	(89,768)
Purchases	–
Sales	–
Accrued discounts	(7,181)
Balance as of 10/31/17	$ 556,890
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) on investments in the Statement of Operations.

(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period value. For three months ended October 31, 2017, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at October 31, 2017: $(80,998).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;
  and

5.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date December 27, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date December 27, 2017

* Print the name and title of each signing officer under his or her signature.